Accrued expenses and other current liabilities	12 Months Ended
Dec. 31, 2015
Accrued Expenses and Other Current Liabilities [Abstract]
Accrued And Other Current Liabilities [Text Block]
11. Accrued expenses and other current liabilities

Accrued expenses and other current liabilities consisted of the following:

	December 31,
	2014	2015
Other taxes payable	$1,303,688	$960,959
Accrued employee payroll and welfare	2,919,888	2,094,398
Other payable	2,889,184	3,085,960
Accrued expenses	4,114,212	3,167,689
Advances from customers	597,614	1,606,932
Down payment from sales of property	—	939,757
	$11,824,586	$11,855,695

Other taxes payable mainly consist of value-added tax payable and sales taxes payable. The Group’s PRC subsidiaries are subject to value-added tax at a rate of 17% on product purchases and sales amount. Value-added tax payable on sales is computed net of value-added tax paid on purchases. The Group’s PRC subsidiaries are also subject to business tax at a rate of 5% on sales related to services rendered.

The Group received $939,757 down payment for sales of certain real estate properties, which were reclassified as held-for-sale assets as of December 31, 2015.